Debt Securities In Issue - Summary of Debt Securities in Issue (Parenthetical) (Detail) £ in Millions, € in Billions, $ in Billions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt securities in issue [line items]
Notional amount | £	£ 205,911			£ 238,751
Medium Term Notes [member] | US$30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Notional amount | $		$ 30			$ 30
Medium Term Notes [member] | Euro 30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Notional amount | €			€ 30			€ 30
Medium Term Notes [member] | US$20bn Commercial Paper Programmes [member]
Debt securities in issue [line items]
Notional amount | $		$ 20			$ 20
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Notional amount | €			€ 35			€ 35